UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED


                         MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-08822
                                                     ---------


                       Capital Management Investment Trust
                       -----------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)               (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: November 30
                                               -----------

                   Date of reporting period: November 30, 2005
                                             -----------------

Item 1. REPORTS TO STOCKHOLDERS.


Annual Report 2005







                                                                 Mid-Cap Fund
                                                               Small-Cap Fund

                                                            November 30, 2005












         Capital Management
         Investment Trust












This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund (collectively the "Funds" and individually the "Mid-Cap Fund" and "Small-Cap Fund"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Shields & Company, 140 Broadway, 44th Floor, New York, NY 10005, Phone 1-212-320-3015.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Capital Management Funds ("Funds") and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

These Funds are intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap and small-cap companies. Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investment in the Funds is also subject to, among other things, the risks involved in investing in securities of mid-cap and small-cap companies. Since the mid-cap fund may invest in both equity securities, concentrating on mid-cap company securities, and short-term investment instruments, the Fund has some exposure to the risks of both equity securities and short-term investment instruments. Investment in the mid-cap fund is also subject to the following risks: mid-cap securities risk and short-term investment risks. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


This Annual Report was first distributed to shareholders on or about January 29, 2006.

                          Capital Mangement Associates
                                  Incorporated
                       140 Broadway New York, N.Y. 10005

INVESTMENT ADVISORS                                     TEL: (212) 320-2000
                                                        FAX: (212) 320-2040

Dear Fellow Shareholders:

At this time last year our letter focused on election-year politics, terrorist activities in Madrid, barbaric executions in Iraq and the actions of the U.S. military in the Middle East. The polarization of the American electorate, global terrorism and the deployment of U.S. troops in Afghanistan and Iraq are all political issues that had the potential to dominate the headlines and impact both consumer spending and the economy during 2005. In addition to these political issues, most Americans were just coming to grips with the fact that energy costs were headed higher and housing prices across the nation were, without argument, certainly advancing into the stratosphere.

Although the news is still populated with horrible stories of kidnapping and murder in Iraq, the U.S. military appears to be making progress working with Iraqi nationals in their efforts to stabilize and secure that nation. National elections were recently held in Iraq without major incident and the country seems to have fashioned a coalition of leadership that has the potential to make history in that region. We remain optimistic that over a reasonable period of time, Iraq will emerge as a beacon of democracy in the Middle East.

Unfortunately for President Bush, many Americans strongly disagree with his foreign policy decisions and his approval ratings have suffered as the cost of the U.S. effort in Iraq, measured both in lives lost and in dollars, has increased. It is clear that the success of the Bush presidency will be judged almost entirely on the outcome in Iraq, and it is equally clear that his administration will maintain its commitment to victory until the final days of his term. Regrettably, any success that President Bush may enjoy in the area of tax reform or education will be dwarfed by a failure to install a stable, democratically elected government in Iraq.

Economy

Inflation, or perhaps the fear of inflation, has dominated the actions of the Federal Reserve for the past year for good reason. Stimulative financial policies, set in motion in order to combat a steep recession in 2001, remained in place longer than most economists had expected, leading to strong growth in the U.S. economy. When it became clear that our economy was in danger of over-heating, government officials quickly decided it was time for monetary policy to become less accommodative and a bit more restrictive.

However, this time around the shift in policy was orchestrated over an eighteen month period in a rather orderly manner. Under Chairman Greenspan, the Federal Reserve has raised interest rates at a measured pace, enabling financial markets and the real estate market to digest significant change in an orderly fashion. This disciplined approach of raising rates by 25 basis points at easily identifiable intervals also granted Chairman Greenspan time to consider the impact of what he called non-inflationary growth while the unemployment rate declined steadily.

While job growth continued at a brisk pace in 2005, it became impossible to ignore the substantial increase in the cost of energy. The rapid appreciation of energy assets also concerned officials at the Federal Reserve because traditionally any significant increase in the price of a barrel of oil is considered either inflationary or a tax on the consumer. Adding to this concern is the fact that, since the end of World War II, almost every dramatic increase in the price of gasoline has been followed by a well-defined recession.

Last, but not least, during the first six months of 2005, the U.S. dollar declined in value as currency traders attempted to quantify the amount of money that the war in Iraq would drain from our economy and how much debt our government would incur as a result of the war in Iraq. Looking forward, many currency experts question whether the United States will be able to pay the many obligations that it has incurred in the last 10 years.

Ironically, as the Federal Reserve keeps a sharp lookout for signs of inflation, the rest of the world is focused on a massive redistribution of production from high-cost regions to low-cost regions. This profoundly deflationary trend is easily identified when we look at the role that China plays in the global economy, but deflation is also evident in Eastern Europe, where formerly communist states now provide core Europe with an educated workforce that is willing to work for less. As a result, investment capital is now flowing to those countries where the cost of labor provides multinational corporations with a competitive advantage.

The immediate impact of global disinflation is that the U.S. dollar will remain under pressure for the foreseeable future and interest rates may remain low for a considerable period of time. Long-term fixed income investors appear to understand this trend and they have not bid up prices for 10 and 30 year issues, even as short-term rates continue to increase. The result is an inverted yield curve, which will provide economists with a different forecasting dilemma.

The net effect of these cross currents, higher costs for energy and capital, but lower costs for production, is a fierce fight for corporate profitability in the global private sector and an equally competitive struggle amongst nations to maintain political stability as wealth and prosperity shift between nations that produce and nations that primarily consume. Governments will now be forced to consider full employment as the best defense against political and social instability in a deflationary world.

We believe that the United States, in the short term, has the ability to straddle the line between consumption and production of goods and services because we have the largest, most robust economy in the world. However, the long-term challenges that our country will face in the future will only be overcome with astute foresight and appropriate planning by government institutions. We can only hope that Washington is closely watching the continued failure of the U.S. Automobile industry to adjust and react to global disinflation.

Recent Market Strategy
----------------------

The Capital Management Mid-Cap Fund continued to be positioned for continued recovery in the U.S. economy in 2005, with an emphasis on stable, well-managed companies that were dominant in their industry. We favored companies that were expected to be the beneficiaries of an economic recovery, and that could conceivably achieve a projected return on equity (ROE) of 15% or greater. At this time the most attractive opportunities appear to be concentrated in healthcare and traditional cyclical sectors. The Capital Management Mid-Cap Fund outperformed the S&P 500 Total Return Index due to our selective investment strategy, as well as both the Russell 3000 Index. The Small-Cap Fund underperformed the S&P 600 Small Cap Index due to an underweighting in financials for the fund versus the indices.

Economic Outlook
----------------

During the 4th quarter of 2005 the U.S. dollar declined and oil prices moderated. This provided a positive backdrop for a series of favorable economic data points regarding job growth, inflation and corporate profits. All of this good news allowed forecasters to construct economic models that called for an improvement in capital spending and a resurgence of industrial growth in the United States.

However, the U.S. economy has just begun to carry the weight of higher interest rates, stubbornly high energy costs and the prospect of increased inflation. The true strength of the economy will soon be revealed as the stimulative impact of tax relief and tax rebates aimed at the consumer begin to wear off and a less accommodative Federal Reserve continues to raise interest rates to thwart inflation and bolster the dollar. Growth in the U.S. economy will depend on increased capital spending by companies that must hire workers to produce goods and services and the subsequent consumer spending associated with job creation.

Because interest rates had fallen steadily and remained relatively low for a considerable period of time, most companies have enjoyed the ability to reduce indebtedness and, simultaneously, increase profits. But corporate managers, as well as investors, must now reconcile the fact that interest rates may continue to rise to keep inflation in check and the economy will cool.

We believe that companies with sound balance sheets and strong management will distinguish themselves from the pretenders during the coming year and investors should be prepared for dramatically conflicting economic signals as deflationary pressures subside and inflation begins to reemerge.

Equity Markets
--------------

The economic foundation that is necessary to sustain a bull market has been established during 2005. Interest rates in the United States remain low, corporate profits are surging, global economies are awakening and inflation currently appears to be a non-issue.

The most significant question currently facing investors is one of valuation. We believe that the uptrend in earnings estimates will easily support higher stock prices in 2006. Asset allocation decisions should continue to favor equities as cash yields and fixed income instruments become even more unattractive.


Current Portfolio Strategy
--------------------------

CMA continues to position its portfolios to take advantage of an economic recovery. We enter this year fully invested, with a list of stocks that we expect will likely benefit from a recovery that will gain strength as the year progresses. We remain invested in Value stocks that should help to preserve capital, if, as anticipated, the markets continue to experience a high level of volatility. Based on our forecasts that the U.S. economy will grow at a 3% rate during 2006, we remain focused on companies that are well positioned to be beneficiaries of continued strength in the U.S. economy.



                                                /s/ Joseph A. Zock

                                                Joseph A. Zock

                                                President
                                                Capital Management Associates




--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the fund is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in medium capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the fund, including additional information about risks, charges and expenses, obtain a prospectus by calling the fund directly at 1-888-626-3863. Please read the prospectus carefully before you invest.
--------------------------------------------------------------------------------

Capital Management Mid-Cap Fund - Institutional Shares

Performance Update - $250,000 Investment

For the period from November 30, 1995 to November 30, 2005

------------------------------------------------------------------   --------------------------------------------------------------
[Line Graph Here]
                Capital Management     S&P 500                       Performance Returns for the periods ended November 30, 2005.
                  Mid-Cap Fund          Total         Russell 3000   --------------------------------------------------------------
              Institutional Shares   Return Index         Index      Average Annual                  One       Five        Ten
              --------------------   ------------         -----      Total Returns                  Year       Year       Year
  11/30/1995       $250,000           $250,000          $250,000     --------------------------------------------------------------
  11/30/1996        298,921            319,656           313,290     Capital Management             9.93%      6.96%     10.31%
  11/30/1997        400,320            410,803           399,882     Mid-Cap Fund
  11/30/1998        356,514            508,004           476,090     --------------------------------------------------------------
  11/30/1999        422,137            614,156           575,470     Cumulative Total                Ten        Final Value of
  11/30/2000        476,538            588,242           557,157     Investment Returns             Year     $250,000 Investment
  11/30/2001        474,564            516,337           494,638     --------------------------------------------------------------
  11/30/2002        443,779            431,071           417,142     Capital Management
  11/30/2003        523,152            496,117           493,224     Mid-Cap Fund                   166.79%         $666,971
  11/30/2004        606,702            559,901           557,540     --------------------------------------------------------------
  11/30/2005        666,971            607,178           612,193     S&P 500 Total Return
                                                                     Index                          142.87%         $607,178
                                                                     --------------------------------------------------------------
                                                                     Russell 3000 Index             144.88%         $612,193
                                                                     --------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
This graph assumes an initial  investment of $250,000 at November 30, 1995. All dividends and  distributions  are  reinvested.  This graph depicts the  performance of the Capital  Management  Mid-Cap Fund (the "Fund")  Institutional  Shares versus the S&P 500 Total
Return  Index and the Russell  3000 Index.  The Russell  3000 Index  replaces  the Russell  Mid-Cap  Value Index  because the Fund's investment  advisor believes the Russell 3000 Index is appropriate for comparison  against the Fund's  performance  given the Fund's investments and strategies.  For the fiscal year ended November 30, 2005, a $250,000  investment in the Capital  Management  Mid-Cap
Fund would have  increased in value by $24,835;  the similar  investment in the Russell 3000 Index would have  increased in value by
$24,506;  and the similar investment in the Russell Mid-Cap Value Index would have increased in value by $39,715. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
------------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                       Beginning                       Ending
                                                     Account Value                  Account Value                 Expenses Paid
Expense Example                                      June 1, 2005                November 30, 2005               During Period*
------------------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000.00                     $1,101.60                        $7.90
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000.00                     $1,017.55                        $7.59
------------------------------------------------------------------------------------------------------------------------------------
* Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized  six-month expense ratio is 1.50%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

Capital Management Mid-Cap Fund - Investor Shares

Performance Update - $10,000 Investment

For the period from November 30, 1995 to November 30, 2005.

-------------------------------------------------------------------  ---------------------------------------------------------------
[Line Graph Here]
                Capital Management     S&P 500                       Performance Returns for the periods ended November 30, 2005.
                  Mid-Cap Fund          Total         Russell 3000   --------------------------------------------------------------
                 Investor Shares     Return Index        Index       Average Annual                        One      Five     Ten
                 ---------------     ------------        -----       Total Returns                         Year     Year     Year
 11/30/1995         $ 9,700            $10,000          $10,000      --------------------------------------------------------------
 11/30/1996          11,602             12,786           12,532      Capital Management Mid-Cap Fund
 11/30/1997          15,444             16,432           15,995      - No Sales Load                       9.05%    6.18%    9.61%
 11/30/1998          13,641             20,320           19,044      --------------------------------------------------------------
 11/30/1999          16,036             24,566           23,019      Capital Management Mid-Cap Fund
 11/30/2000          17,987             23,530           22,286      - 3% Maximum Sales Load               5.78%    5.54%    9.28%
 11/30/2001          17,776             20,653           19,786      --------------------------------------------------------------
 11/30/2002          16,529             17,243           16,686                                                      Final Value of
 11/30/2003          19,334             19,845           19,729      Cumulative Total                      Ten         $10,000
 11/30/2004          22,264             22,396           22,302      Investment Returns                    Year        Investment
 11/30/2005          24,278             24,287           24,488      --------------------------------------------------------------
                                                                     Capital Management Mid-Cap Fund
                                                                     - No Sales Load                     150.29%       $25,029
                                                                     --------------------------------------------------------------
                                                                      Capital Management Mid-Cap Fund
                                                                      - 3% Maximum Sales Load            142.78%       $24,278
                                                                     --------------------------------------------------------------
                                                                      S&P 500 Total Return Index         142.87%       $24,287
                                                                     --------------------------------------------------------------
                                                                      Russell 3000 Index                 144.88%       $24,488
                                                                     --------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
This graph assumes an initial  investment of $10,000  ($9,700 after maximum sales load of 3.00%) at November 30, 1995. All dividends and distributions are reinvested.  This graph depicts the performance of the Capital  Management  Mid-Cap Fund (the "Fund") Investor
Shares versus the S&P 500 Total Return Index and the Russell 3000 Index.  The Russell 3000 Index replaces the Russell  Mid-Cap Index because the Fund's investment  advisor believes the Russell 3000 Index is appropriate for comparison  against the Fund's performance given the Fund's  investments  and  strategies.  For the fiscal year ended  November 30, 2005, a $10,000  investment  in the Capital
Management Mid-Cap Fund would have increased in value by $905 without reflecting the effects of the maximum 3% sales load; a similar investment in the Russell 3000 Index would have increased in value by $980; and the similar  investment in the Russell Mid-Cap Value
Index would have increased $1,589.  It is important to note that the Fund is a professionally  managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
------------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
________________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning Account Value         Ending Account Value              Expenses Paid
Expense Example                                   June 1, 2005                November 30, 2005               During Period*
------------------------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000.00                    $1,096.80                      $11.83
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000.00                    $1,013.79                      $11.36
------------------------------------------------------------------------------------------------------------------------------------
* Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized  six-month expense ratio is 2.25%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

Capital Management Mid-Cap Fund

Schedule of Investments


As of November 30, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                      Market Value
                                      Shares           (Note 1)                                      Shares             (Note 1)
-------------------------------------------------------------------   --------------------------------------------------------------

COMMON STOCKS - 86.12%                                               Internet - 2.25%
                                                                     *  Emdeon Corporation           40,000          $    306,000
                                                                                                                     ------------
Aerospace/Defense - 3.02%
     L-3 Communications Holdings       5,500        $    409,750     Metals - Diversified - 1.61%
                                                    ------------     *  Oregon Steel Mills, Inc.      8,000               218,800
                                                                                                                     ------------

Banks - 2.98%                                                        Mining - 5.31%
     Commerce Bancorp, Inc.           12,000             404,280        Cameco Corporation            7,000               398,720
                                                    ------------        Newmont Mining Corporation    7,000               322,840
                                                                                                                     ------------
Beverages - 2.96%                                                                                                         721,560
 *   Constellation Brands, Inc.       17,000             401,540     Miscellaneous Manufacturing - 2.81%
                                                    ------------        Pentair, Inc.                10,000               382,000
Biotechnology - 2.12%                                                                                                ------------
 *   Medimmune, Inc.                   8,000             287,280
                                                    ------------     Oil & Gas - 10.31%
Commercial Services - 3.76%                                             Apache Corporation            4,000               261,120
 *   FTI Consulting, Inc.             18,000             510,480     *  Nabors Industries Ltd.        5,500               385,055
                                                    ------------
                                                                     *  Cooper Cameron Corporation    4,000               318,520
Computers - 2.87%                                                    *  Input/Output, Inc.           10,000                74,400
 *   Affiliated Computer Services      7,000             390,460        Tidewater, Inc.               8,000               361,600
                                                    ------------                                                     ------------
                                                                                                                        1,400,695
                                                                                                                     ------------
Electric - 6.38%                                                     Pharmaceuticals - 4.13%
     Edison International             10,000             451,200     *  IVAX Corporation             18,750               561,750
     SCANA Corporation                10,500             416,010                                                     ------------
                                                    ------------     Retail - Specialty - 1.98%
                                                         867,210     *  Tractor Supply Company        5,000               269,300
                                                    ------------                                                     ------------
Electronics - 5.95%
     Amphenol Corporation              8,500             355,045     Semiconductors - 3.47%
     Diebold, Inc.                     6,000             233,160     *  Advanced Micro Devices, Inc. 18,000               471,240
     Garmin Ltd.                       4,000             220,400                                                     ------------
                                                    ------------     Software - 2.61%
                                                         808,605     *  Activision, Inc.             26,666               354,925
                                                     -----------                                                     ------------
Environmental Control - 4.48%
     Republic Services, Inc.           5,000             179,250     Transportation - 3.36%
 *   Stericycle, Inc.                  7,000             429,240        CNF, Inc.                     8,000               456,000
                                                     -----------                                                     ------------
                                                         608,490
                                                     -----------
Forest Products & Paper - 2.15%                                      Water - 3.54%
     Weyerhaeuser Company              4,400             291,764        Aqua America Inc.            13,000               480,870
                                                     -----------                                                     ------------

Gas - 3.24%                                                          Total Common Stocks (Cost $9,171,977)             11,699,948
     Energen Corporation              12,000             440,400                                                     ------------
                                                     -----------
Healthcare - Products - 2.99%                                        INVESTMENT COMPANY - 4.50%
     Dentsply International, Inc.      7,300             406,099
                                                     -----------      Merrimac Cash Series Nottingham Shares
                                                                       (Cost $612,028)            612,028                 612,028
Healthcare - Services - 1.84%                                                                                        ------------
     Quest Diagnostics Inc.            5,000             250,450
                                                     -----------


                                                                                                                        (Continued)


Capital Management Mid-Cap Fund

Schedule of Investments


As of November 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                     Shares     Market Value
                                                  (Note 1)
-------------------------------------------------------------   -------------------------------------------------------------------
PRIVATE INVESTMENT COMPANY - 4.50%                              Summary of Investments by Industry
 (B)   Pamlico Short-Term Income Fund                                                                    % of
        (Cost $612,028)              612,028    $    612,028    Industry                                 Net Assets         Value
                                                ------------    -------------------------------------------------------------------

Total Investments (Cost $10,396,033) - 95.12%   $ 12,924,004    Aerospace/Defense                        3.02%         $    409,750
Other Assets less Liabilities - 4.88%                662,329    Banks                                    2.98%              404,280
                                                ------------    Beverages                                2.96%              401,540
                                                                Biotechnology                            2.12%              287,280
Net Assets - 100.00%                            $ 13,586,333    Commercial Services                      3.76%              510,480
                                                ============    Computers                                2.87%              390,460
                                                                Electric                                 6.38%              867,210
 *   Non-income producing investment.                           Electronics                              5.95%              808,605
                                                                Environmental Control                    4.48%              608,490
 (B) Restricted  security -A  restricted  security  cannot be   Forest Products & Paper                  2.15%              291,764
     resold to the general public without prior  registration   Gas                                      3.24%              440,400
     under the Securities Act of 1933.  Restricted securities   Healthcare - Products                    2.99%              406,099
     are valued  according to the  guidelines  and procedures   Healthcare - Services                    1.84%              250,450
     adopted  by the Board of  Trustees.  The Fund  currently   Internet                                 2.25%              306,000
     holds 612,028 shares of Pamlico  Short-Term  Income Fund   Investment Company                       4.50%              612,028
     at a cost of $612,028.  The sale of this  investment has   Metals - Diversified                     1.61%              218,800
     been  restricted and has been valued in accordance  with   Mining                                   5.31%              721,560
     the  guidelines  adopted by the Board of  Trustees.  The   Miscellaneous Manufacturing              2.81%              382,000
     total fair value of this  security at November  30, 2005   Oil & Gas                               10.31%            1,400,695
     is $612,028, which represents 4.50% of net assets.         Pharmaceuticals                          4.13%              561,750
                                                                Private Investment Company               4.50%              612,028
                                                                Retail - Specialty                       1.98%              269,300
                                                                Semiconductors                           3.47%              471,240
                                                                Software                                 2.61%              354,925
                                                                Transportation                           3.36%              456,000
                                                                Water                                    3.54%              480,870
                                                                -------------------------------------------------------------------
                                                                Total                                   95.12%         $ 12,924,004







See Notes to Financial Statements

                    (This page was intentinally left blank.)

Capital Management Small-Cap Fund - Institutional Shares

Performance Update - $250,000 Investment

For the period from January 12, 1999 to November 30, 2005


-------------------------------------------------------------------  ------------------------------------------------------------
[Line Graph Here]
                    Capital Management           S&P 600             Performance Returns for the periods ended November 30, 2005.
                      Small-Cap Fund            Small-Cap            ------------------------------------------------------------
                   Institutional Shares           Index              Average Annual                  One       Five      *Since
                   --------------------         ---------            Total Returns                  Year       Year     Inception
    1/12/1999            $250,000               $250,000             ------------------------------------------------------------
    5/31/1999             286,397                249,462             Capital Management            11.79%      8.59%     11.17%
   11/30/1999             316,424                260,905             Small-Cap Fund
    5/31/2000             366,739                284,822             ------------------------------------------------------------
   11/30/2000             343,342                280,929
    5/31/2001             388,163                323,375             Cumulative Total               *Since       Final Value of
   11/30/2001             330,936                314,887             Investment Returns           Inception  $250,000 Investment
    5/31/2002             370,213                354,484             ------------------------------------------------------------
   11/30/2002             337,621                297,047                                          107.34%         $518,355
    5/31/2003             351,828                315,899             Capital Management
   11/30/2003             420,355                391,394             Small-Cap Fund
    5/31/2004             415,538                415,370             ------------------------------------------------------------
   11/30/2004             463,673                478,084             S&P 600 Small-Cap Index       112.40%         $530,994
    5/31/2005             470,156                481,720             ------------------------------------------------------------
   11/30/2005             518,355                530,994              *   The Fund's inception date  - January 12, 1999
                                                                      (Commencement of Operations).
-------------------------------------------------------------------- --------------------------------------------------------------
This graph  assumes an initial  investment  of  $250,000 at January  12,  1999  (Commencement  of  Operations).  All  dividends  and distributions are reinvested. This graph depicts the performance of the Capital Management Small-Cap Fund (the "Fund") Institutional
Shares versus the S&P 600 Small-Cap Index. It is important to note that the Fund is a  professionally  managed mutual fund while the
indices  are  not  available  for  investment  and  are  unmanaged.   The  comparison  is  shown  for  illustrative  purposes  only.
------------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
________________________________________________________________________________

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                       Beginning                       Ending
                                                     Account Value                  Account Value                 Expenses Paid
Expense Example                                      June 1, 2005                November 30, 2005               During Period*
------------------------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000.00                    $1,102.50                       $7.91
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000.00                    $1,017.55                       $7.59
------------------------------------------------------------------------------------------------------------------------------------
* Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized  six-month expense ratio is 1.50%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

Capital Management Small-Cap Fund - Investor Shares

Performance Update - $10,000 Investment

For the period from January 12, 1999 to November 30, 2005

-----------------------------------------------------------------    ---------------------------------------------------------------
[Line Graph Here]
                                                                     Performance Returns for the periods ended November 30, 2005.
                  Capital Management            S&P 600              ---------------------------------------------------------------
                     Small-Cap Fund            Small-Cap             Average Annual                       One     Five     *Since
                   Investor Shares              Index                Total Returns                        Year    Year    Inception
                 --------------------         ---------              ---------------------------------------------------------------
                                                                     Capital Management Small-Cap Fund
    1/12/1999           $ 9,700                $10,000               - No Sales Load                     11.57%   8.35%     10.76%
    5/31/1999            11,077                  9,978               ---------------------------------------------------------------
   11/30/1999            12,198                 10,436               Capital Management Small-Cap Fund
    5/31/2000            14,083                 11,393               - 3% Maximum Sales Load              8.22%   7.69%     10.27%
   11/30/2000            13,133                 11,237               ---------------------------------------------------------------
    5/31/2001            14,785                 12,935               Cumulative Total                    *Since      Final Value of
   11/30/2001            12,582                 12,595               Investment Returns                Inception  $10,000 Investment
    5/31/2002            14,072                 14,179               ---------------------------------------------------------------
   11/30/2002            12,841                 11,882               Capital Management Small-Cap Fund
    5/31/2003            13,349                 12,636               - No Sales Load                    102.16%            $20,216
   11/30/2003            15,941                 15,656               ---------------------------------------------------------------
    5/31/2004            15,753                 16,615               Capital Management Small-Cap Fund
   11/30/2004            17,577                 19,123               - 3% Maximum Sales Load             96.10             $19,610
    5/31/2005            17,806                 19,269               ---------------------------------------------------------------
   11/30/2005            19,610                 21,240               S&P 600 Small-Cap Index            112.40%            $21,240
                                                                     ---------------------------------------------------------------
                                                                     * The Fund's inception date - January 12, 1999 (Commencement of Operations).
                                                                     ---------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
This graph assumes an initial  investment of $10,000 ($9,700 after maximum sales load of 3.00%) at January 12, 1999 (Commencement of
Operations).  All dividends and distributions are reinvested. This graph depicts the performance of the Capital Management Small-Cap
Fund (the "Fund")  Investor  shares versus the S&P 600 Small-Cap  Index.  It is important to note that the Fund is a  professionally managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for  illustrative purposes only.
------------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
________________________________________________________________________________

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last two lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                      Beginning                     Ending
                                                    Account Value                Account Value              Expenses Paid
Expense Example                                     June 1, 2005               November 30, 2005            During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000.00                    $1,101.30                     $7.90
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000.00                    $1,016.19                     $8.95
-----------------------------------------------------------------------------------------------------------------------------------
* Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized  six-month expense ratio is 1.77%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

Capital Management Small-Cap Fund

Schedule of Investments


As of November 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                      Market Value
                                      Shares           (Note 1)                                      Shares             (Note 1)
-------------------------------------------------------------------   --------------------------------------------------------------

COMMON STOCK - 61.07%                                                Savings & Loans - 2.25%
                                                                     *  Sterling Financial Corp/WA    7,500          $    195,750
                                                                                                                     ------------
Biotechnology - 8.17%
*    Crucell                          15,000         $    395,100    Semiconductors - 2.05%
*    Illumina Inc.                    20,000              315,000    *  Brooks Automation Inc.       13,875               178,433
                                                     ------------                                                    ------------
                                                          710,100
                                                     ------------
Electric - 2.54%                                                    Software - 2.16%
     Cleco Corp.                      10,000              220,800   *  Parametric Technology Corp.   32,000               187,200
                                                     ------------                                                    ------------

Electronics - 4.69%                                                 Water - 4.52%
*    Checkpoint Systems Inc.          10,500              251,475      Aqua America Inc.              7,500               277,425
*    Dionex Corp.                      3,300              155,859   *  Southwest Water Co.            8,515               115,463
                                                     ------------                                                    ------------
                                                          407,334                                                         392,888
                                                     ------------                                                    ------------
Engineering & Construction - 2.68%
     Chicago Bridge & Iron Co. NV      9,000              233,010   Total Common Stocks (Cost $3,468,078)               5,306,610
                                                     ------------                                                    ------------

Gas - 2.65%                                                         INVESTMENT COMPANY - 4.49%
     South Jersey Industries Inc.      8,000              230,000      Merrimac Cash Series Nottingham Shares
                                                     ------------          (Cost $389,988)          389,988               389,988
                                                                                                                     ------------
Healthcare - Products - 6.41%
*    Resmed Inc.                       7,400              301,920    PRIVATE INVESTMENT COMPANY - 4.49%
*    Respironics Inc                   6,600              255,288    (B)  Pamlico Short-Term Income Fund
                                                      -----------          (Cost $389,988)          389,988               389,988
                                                          557,208                                                    ------------
                                                     ------------
Household Products/Wares - 2.18%                                     Total Investments (Cost $4,248,054) - 70.05%       6,086,586
     John H Harland Co.                5,000              189,000
                                                     ------------    Other Assets Less Liabilities- 29.95%              2,602,617
 Internet - 3.37%                                                                                                    ------------
 *    Online Resources Corp.           25,000             293,000    Net Assets - 100.00%                            $  8,689,203
                                                     ------------                                                    ============
 Oil & Gas - 1.66%
      Cabot Oil & Gas Corp.             2,500             105,525
 *    Cimarex Energy Co.                1,000              38,910    *    Non-income producing investment.
                                                     ------------    (B)  Restricted  security - A restricted  security  cannot be
                                                          144,435         resold to the general public without prior  registration
                                                     ------------         under the Securities Act of 1933.  Restricted securities
 Oil & Gas Services - 12.61%                                              are valued  according to the  guidelines  and procedures
 *    Hornbeck Offshore Services Inc.  10,000             327,600         adopted  by the Board of  Trustees.  The Fund  currently
 *    Input/Output Inc.                25,000             186,000         holds 389,988  shares of the Pamlico  Short-Term  Income
 *    Oceaneering International Inc.    4,600             234,600         Fund at a cost of $389,988.  The sale of this investment
 *    SEACOR Holdings Inc.              2,155             145,139         has been  restricted  and has been valued in  accordance
 *    Universal Compression                                               with the  guidelines  adopted by the Board of  Trustees.
         Holdings Inc.                  5,000             201,900         The total fair value of this  security at  November  30,
                                                     ------------         2005 is $389,988, which represents 4.49% in net assets.
                                                        1,095,239
                                                     ------------
 Pharmaceuticals - 3.13%
 *     Vaxgen Inc.                     15,000             132,413
 *     VCA Antech Inc.                  5,000             139,800
                                                     ------------
                                                         272,213
                                                     ------------


                                                                                                                       (Continued)

Capital Management Small-Cap Fund

Schedule of Investments


As of November 30, 2005
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------   ---------------------------------------------------------------

Summary of Investments by Industry

Industry                           Net Assets            Value
-----------------------------------------------------------------
Biotechnology                         8.17%              710,100
Electric                              2.54%              220,800
Electronics                           4.69%              407,334
Engineering & Construction            2.68%              233,010
Gas                                   2.65%              230,000
Healthcare - Products                 6.41%              557,208
Household Products/Wares              2.18%              189,000
Investment Company                    4.49%              389,988
Internet                              3.37%              293,000
Oil & Gas                             1.66%              144,435
Oil & Gas Services                   12.61%            1,095,239
Pharmaceuticals                       3.13%              272,213
Private Investment Company            4.49%              389,988
Savings & Loans                       2.25%              195,750
Semiconductors                        2.05%              178,433
Software                              2.16%              187,200
Water                                 4.52%              392,888
-----------------------------------------------------------------
Total                                70.05%          $ 6,086,586























See Notes to Financial Statements

Capital Management Funds

Statements of Assets and Liabilities

                                                                                                      Mid-Cap             Small-Cap
As of November 30, 2005                                                                                 Fund                 Fund
------------------------------------------------------------------------------------------------------------------------------------

Assets:
      Investments, at cost .................................................................         $10,396,033         $ 4,248,054
      Investments, at value (note 1) .......................................................          12,924,004           6,086,586
      Cash .................................................................................             663,139           2,611,815
      Receivables:
          Interest and dividends ...........................................................              15,784               3,592
      Prepaid expenses .....................................................................               9,504               7,309
      Due from affiliates:
          Advisor (note 2) .................................................................                --                 4,728
                                                                                                     -----------         -----------
      Total Assets .........................................................................          13,612,431           8,714,030

Liabilities:
      Accrued expenses .....................................................................              25,289              22,012
      Other liabilities ....................................................................                 809               2,815
                                                                                                     -----------         -----------
      Total Liabilities ....................................................................              26,098              24,827

Net Assets .................................................................................         $13,586,333         $ 8,689,203
                                                                                                     ===========         ===========
Net Assets Consist of:
      Capital (par value and paid in surplus) ..............................................          10,043,394           6,593,296
      Undistributed net realized gain on investments .......................................           1,014,968             257,375
      Net unrealized appreciation of investments ...........................................           2,527,971           1,838,532
                                                                                                     -----------         -----------
      Total Net Assets .....................................................................         $13,586,333         $ 8,689,203
                                                                                                     ===========         ===========
      Institutional Shares Outstanding, $0.01 par value
          (unlimited shares authorized) ....................................................             674,079             463,025
      Net Assets - Institutional Shares ....................................................         $13,147,937         $ 8,516,804
      Net Asset Value Per Institutional Share ..............................................         $     19.51         $     18.39

      Investor Shares Outstanding, $0.01 par value
          (unlimited shares authorized) ....................................................              24,034               9,611
      Net Assets - Investor Shares .........................................................         $   438,396         $   172,399
      Net Asset Value Per Investor Share ...................................................         $     18.24         $     17.94
      Maximum Offering Price Per Mid-Cap Investor Share (100/97) of $18.24 .................         $     18.80
      Maximum Offering Price Per Small-Cap Investor Share (100/97) of $17.94 ...............                             $     18.49






See Notes to Financial Statements

Capital Management Funds

Statements of Operations

                                                                                                       Mid-Cap           Small-Cap
For the Year ended November 30, 2005                                                                    Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
      Dividends ........................................................................          $   152,022           $    78,543
                                                                                                  -----------           -----------
      Total Income .....................................................................              152,022                78,543

Expenses:
      Advisory fees (note 2) ...........................................................              128,591                78,467
      Administration fees (note 2) .....................................................               16,074                 9,808
      Transfer agent fees (note 2) .....................................................               24,000                24,000
      Fund accounting fees (note 2) ....................................................               37,286                36,785
      Compliance service fees (note 2) .................................................                3,875                 3,843
      Custody fees (note 2) ............................................................                5,186                 4,954
      Other accounting fees (note 2) ...................................................                7,926                14,192
      Distribution and service fees - Investor Shares (note 3) .........................                3,515                 1,137
      Registration and filing administration fees (note 2) .............................                4,281                 2,547
      Legal fees .......................................................................               16,009                15,981
      Audit and tax preparation fees ...................................................               19,162                19,191
      Registration and filing expenses .................................................                4,752                 4,085
      Shareholder servicing expenses ...................................................                2,062                 1,680
      Printing expenses ................................................................                1,804                 2,326
      Trustees' fees and expenses ......................................................                5,785                 5,785
      Securities pricing fees ..........................................................                2,901                 3,376
      Other operating expenses .........................................................                2,468                 2,091
                                                                                                  -----------           -----------
      Total Expenses ...................................................................              285,677               230,248

      Expenses reimbursed by Advisor (note 2) ..........................................                 --                 (33,020)
      Advisory fees waived (note 2) ....................................................              (89,307)              (78,467)
      Distribution and service fees waived - Investor Shares (note 3) ..................                 --                    (735)
                                                                                                  -----------           -----------
      Net Expenses .....................................................................              196,370               118,026

Net Investment Loss ....................................................................              (44,348)              (39,483)

Net Realized and Unrealized Gain on Investments:
      Net realized gain from investment transactions ...................................            1,107,154               402,929
      Change in unrealized appreciation on investments .................................              155,857               508,106
                                                                                                  -----------           -----------
Net Realized and Unrealized Gain on Investments ........................................            1,263,011               911,035

Net Increase in Net Assets Resulting from Operations ...................................          $ 1,218,663           $   871,552
                                                                                                  ===========           ===========








See Notes to Financial Statements

Capital Management Funds

Statements of Changes in Net Assets

                                                                          Mid-Cap Fund                         Small-Cap Fund
                                                               -----------------------------------   -----------------------------
For the fiscal years ended November 30,                               2005             2004                 2005              2004
----------------------------------------------------------------------------------------------------------------------------------

Operations:
      Net investment loss ..................................     $    (44,348)     $    (47,842)     $    (39,483)     $    (21,749)
      Net realized gain (loss) from investments ............        1,107,154         1,133,470           402,929          (141,250)
      Change in unrealized appreciation
        of investments .....................................          155,857           668,185           508,106           787,482
                                                                 ------------      ------------      ------------      ------------
Net Increase in Net Assets
      Resulting from Operations ............................        1,218,663         1,753,813           871,552           624,483

Distributions to Shareholders: (note 5)
      Net realized gain from investment transactions
        Institutional Shares ...............................         (727,238)             --                --             (53,288)
        Investor Shares ....................................          (30,861)             --                --              (1,096)
                                                                 ------------      ------------      ------------      ------------
Net Decrease from Distributions ............................         (758,099)             --                --             (54,384)

Capital Share Transactions: (note 6)
      Institutional Shares
        Shares sold ........................................          499,575         2,951,286           988,692         3,595,930
        Reinvested dividends and distributions .............          692,603              --                --              42,755
        Shares repurchased .................................         (627,848)       (1,442,465)          (12,035)         (231,429)
      Investor Shares
        Shares sold ........................................           27,778            10,085            56,964              --
        Reinvested dividends and distributions .............           30,861              --                --               1,096
        Shares repurchased .................................         (121,481)          (81,060)             --                --
                                                                 ------------      ------------      ------------      ------------
Net Increase from Capital Share Transactions ...............          501,488         1,437,846         1,033,621         3,408,352

Net Increase in Net Assets .................................          962,052         3,191,659         1,905,173         3,978,451
                                                                 ============      ============      ============      ============
Net Assets:
      Beginning of Year ....................................       12,624,281         9,432,622         6,784,030         2,805,579
      End of Year ..........................................     $ 13,586,333      $ 12,624,281      $  8,689,203      $  6,784,030
















See Notes to Financial Statements




Capital Management Mid-Cap Fund

Financial Highlights
                                                                                     Institutional Shares
For a share outstanding during the
fiscal years ended November 30,                                 2005           2004          2003           2002          2001
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                            $ 18.88       $ 16.27        $ 13.81       $ 14.80        $ 17.55
                                                              -------       -------        -------       -------        -------
(Loss) Income from Investment Operations
      Net investment (loss) income                              (0.06)        (0.07)         (0.02)         0.03           0.04
      Net realized and unrealized gain
           (loss) on securities                                  1.82          2.68           2.48         (0.99)          0.09
                                                              -------       -------        -------       -------        -------
Total from Investment Operations                                 1.76          2.61           2.46         (0.96)          0.13
Less Distributions:
      Dividends (from net investment income)                        -             -              -             -          (0.07)
      Distributions (from capital gains)                        (1.13)            -              -         (0.03)         (2.81
                                                              -------       -------        -------       -------        -------)
Total Distributions                                             (1.13)            -              -         (0.03)         (2.88)
Net Asset Value, End of Year                                  $ 19.51       $ 18.88        $ 16.27       $ 13.81        $ 14.80
                                                              =======       =======        =======       =======        =======
Total return                                                     9.93 %       15.97 %        17.89 %       (6.49)%        (0.41)%
Net Assets, End of Year (in thousands)                        $13,148       $12,132         $8,939        $7,784         $7,359
Average Net Assets for the Year (in thousands)                $12,390       $11,478         $7,617        $7,731         $7,564
Ratios of:
Gross Expenses to Average Net Assets                             2.19 %        2.22 %         2.79 %        2.72 %         2.85 %
Net Expenses to Average Net Assets                               1.50 %        1.50 %         1.50 %        1.50 %         1.50 %
Net Investment (Loss) Income to
      Average Net Assets                                        (0.32)%       (0.37)%        (0.17)%        0.23 %         0.28 %
Portfolio turnover rate                                         72.76 %       56.56 %        83.42 %       48.46 %        66.38 %


                                                                                           Investor Shares
For a share outstanding during the
fiscal years ended November 30,                                 2005          2004          2003           2002          2001
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                            $ 17.86       $ 15.51        $ 13.26       $ 14.26        $ 17.04
                                                              -------       -------        -------       -------        -------
(Loss) Income from Investment Operations
      Net investment loss                                       (0.20)        (0.20)         (0.13)        (0.08)         (0.07)
      Net realized and unrealized gain
           (loss) on securities                                  1.71          2.55           2.38         (0.92)          0.10
                                                              -------       -------        -------       -------        -------
Total from Investment Operations                                 1.51          2.35           2.25         (1.00)          0.03
Less Distributions:
      Dividends (from net investment income)                        -             -              -             -              -
      Distributions (from capital gains)                        (1.13)            -              -             -          (2.81)
                                                              -------       -------        -------       -------        -------
Total Distributions                                             (1.13)            -              -             -          (2.81)
Net Asset Value, End of Year                                  $ 18.24       $ 17.86        $ 15.51       $ 13.26        $ 14.26
                                                              =======       =======        =======       =======        =======
Total return (a)                                                 9.05 %       15.15 %        16.97 %       (7.01)%        (1.18)%
Net Assets, End of Year (in thousands)                          $ 438         $ 492          $ 494         $ 549          $ 716
Average Net Assets for the Year (in thousands)                  $ 469         $ 494          $ 449         $ 621          $ 790
Ratios of:
Gross Expenses to Average Net Assets                             2.96 %        2.97 %         3.55 %        3.48 %         3.60 %
Net Expenses to Average Net Assets                               2.25 %        2.25 %         2.25 %        2.25 %         2.25 %
Net Investment Loss to Average Net Assets                       (1.05)%       (1.11)%        (0.92)%       (0.51)%        (0.46)%
Portfolio turnover rate                                         72.76 %       56.56 %        83.42 %       48.46 %        66.38 %


(a)  Total  return  does  not  reflect payment of sales charge

See Notes to Financial Statements

Capital Management Small-Cap Fund

Financial Highlights
                                                                                          Institutional Shares
For a share outstanding during the
fiscal years ended November 30,                                   2005           2004           2003         2002            2001
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                               $ 16.45       $ 15.09        $ 12.12       $ 11.88        $ 13.06
                                                                 -------       -------        -------       -------        -------
 (Loss) Income from Investment Operations
      Net investment (loss) income                                 (0.08)        (0.05)         (0.04)        (0.02)          0.02
      Net realized and unrealized gain
           (loss) on securities                                     2.02          1.59           3.01          0.26          (0.40)
                                                                 -------       -------        -------       -------        -------
Total from Investment Operations                                    1.94          1.54           2.97          0.24          (0.38)
Less Distributions:
      Dividends (from net investment income)                           -             -              -             -          (0.03)
      Distributions (from capital gains)                               -         (0.18)             -             -          (0.77)
                                                                 -------       -------        -------       -------        -------
Total Distributions                                                    -         (0.18)             -             -          (0.80)
Net Asset Value, End of Year                                     $ 18.39       $ 16.45        $ 15.09       $ 12.12        $ 11.88
                                                                 =======       =======        =======       =======        =======
Total return                                                       11.79 %       10.31 %        24.50 %        2.02 %        (3.61)%
Net Assets, End of Year (in thousands)                           $ 8,517        $6,684        $ 2,715       $ 1,231          $ 308
Average Net Assets for the Year (in thousands)                    $7,695        $5,063        $ 1,892         $ 598          $ 398
Ratios of:
Gross Expenses to Average Net Assets                                2.92 %        3.74 %         8.06 %       21.46 %        30.23 %
Net Expenses to Average Net Assets                                  1.50 %        1.50 %         1.50 %        1.50 %         1.50 %
Net Investment (Loss) Income to
      Average Net Assets                                           (0.50)%       (0.42)%        (0.37)%       (0.29)%         0.18 %
Portfolio turnover rate                                            23.25 %       58.67 %        61.51 %       29.61 %        61.84 %


                                                                                           Investor Shares
For a share outstanding during the
fiscal years ended November 30,                                    2005           2004          2003           2002          2001
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                               $ 16.08       $ 14.76        $ 11.88       $ 11.65        $ 12.86
                                                                 -------       -------        -------       -------        -------
Loss from Investment Operations
      Net investment loss                                          (0.12)        (0.07)         (0.04)        (0.01)         (0.05)
      Net realized and unrealized gain
            (loss) on securities                                    1.98          1.57           2.92          0.24          (0.39)
                                                                 -------       -------        -------       -------        -------
Total from Investment Operations                                    1.86          1.50           2.88          0.23          (0.44)
Less Distributions:
      Dividends (from net investment income)                           -             -              -             -              -
      Distributions (from capital gains)                               -         (0.18)             -             -          (0.77)
                                                                 -------       -------        -------       -------        -------
Total Distributions                                                    -         (0.18)             -             -          (0.77)
Net Asset Value, End of Year                                     $ 17.94       $ 16.08        $ 14.76       $ 11.88        $ 11.65
                                                                 =======       =======        =======       =======        =======
Total return (a)                                                   11.57 %       10.26 %        24.14 %        2.06 %        (4.20)%
Net Assets, End of Year (in thousands)                             $ 172         $ 100           $ 91          $ 69           $ 67
Average Net Assets for the Year (in thousands)                     $ 152          $ 92           $ 75          $ 70           $ 73
Ratios of:
Gross Expenses to Average Net Assets                                3.64 %        4.34 %         8.25 %       25.73 %        30.46 %
Net Expenses to Average Net Assets                                  1.76 %        1.58 %         1.52 %        1.53 %         2.12 %
Net Investment Loss to Average Net Assets                          (0.78)%       (0.49)%        (0.37)%       (0.10)%        (0.47)%
Portfolio turnover rate                                            23.25 %       58.67 %        61.51 %       29.61 %        61.84 %


(a) Total return does not reflect payment of sales charge.

See Notes to Financial Statements

Capital Management Funds

Notes to Financial Statements
________________________________________________________________________________

1.   Organization    and   Significant   Securities   and   assets   for  which
     Accounting Policies                 representative  market  quotations are
                                         not readily  available  (e.g.,  if the
The Capital Management Mid-Cap Fund exchange on which the portfolio and the Capital Management Small-Cap security is principally traded closes Fund (collectively the "Funds" and early or if trading of the particular individually the "Mid-Cap Fund" and portfolio security is halted during "Small-Cap Fund") are series funds. the day and does not resume prior to
The Funds are part of The Capital the Funds' net asset value Management Investment Trust (the calculation) or which cannot be
"Trust"), which was organized as a accurately valued using the Funds' Massachusetts business trust and is normal pricing procedures are valued registered under the Investment at fair value as determined in good Company Act of 1940 (the "1940 Act"), faith under policies approved by the as amended, as an open-ended Trustees. A portfolio security's "fair management investment company. The value" price may differ from the price Funds are classified as diversified as next available for that portfolio
defined in the 1940 Act.                 security   using  the  Funds'   normal
                                         pricing     procedures.     Investment
The Mid-Cap Fund commenced  operations   companies  are  valued  at  net  asset
on January 27, 1995. The investment value. Instruments with maturities of objective of the Fund is to seek 60 days or less are valued at capital appreciation through amortized cost, which approximates
investment   in   equity   securities,   market value.
consisting  of  common  and  preferred
stocks and securities convertible into   Investment Transactions and Investment
common stocks.                           Income
                                         Investment  transactions are accounted
The Small-Cap Fund commenced for as of the date purchased or sold operations on January 12, 1999. The (trade date). Dividend income is investment objective of the Fund is to recorded on the ex-dividend date. seek capital appreciation through Certain dividends from foreign investment in equity securities of securities will be recorded as soon as small capitalization companies, the Trust is informed of the dividend consisting primarily of common and if such information is obtained preferred stocks and securities subsequent to the ex-dividend date.
convertible into common stocks.          Interest  income  is  recorded  on the
                                         accrual     basis     and     includes
Each Fund offers two classes of shares   amortization    of    discounts    and
(Institutional   Shares  and  Investor   premiums.   Gains   and   losses   are
Shares).  Each  class  of  shares  has   determined  on  the  identified   cost
equal  rights  as  to  assets  of  the   basis, which is the same base used for
respective  Fund,  and the classes are   federal income tax purposes.
identical  except for  differences  in
their  sales  charge   structures  and   Expenses
ongoing distribution and service fees. Each Fund bears expenses incurred Income, expenses (other than specifically on its behalf as well as distribution and service fees, which a portion of general expenses, which are only attributable to the Investor are allocated according to methods
Shares),  and realized and  unrealized   approved annually by the Trustees.
gains or  losses  on  investments  are
allocated  to  each  class  of  shares   Restricted Security Transactions
based upon its  relative  net  assets.   Restricted   securities  held  by  the
Both classes have equal voting Funds may not be sold unless privileges, except where otherwise registered pursuant to an effective required by law or when the Board of registration statement filed under the Trustees (the "Trustees") determines Securities Act of 1933, as amended that the matter to be voted on affects (the "Securities Act") or offered only the interests of the shareholders pursuant to an exemption from, or in a
of a particular class.                   transaction   not   subject   to,  the
                                         registration   requirements   of   the
The following accounting policies have Securities Act. The risk of investing been consistently followed by the in such securities is generally
Funds and are in conformity with greater than the risk of investing in accounting principles generally the securities of publicly traded accepted in the United States of companies. Lack of a secondary market
America  in  the  investment   company   and resale  restrictions may result in
industry.                                the  inability  of the Funds to sell a
                                         security  at  a  fair  price  and  may
Investment Valuation                     substantially  delay  the  sale of the
The Funds'  investments  in securities   security   it  seeks   to   sell.   In
are   carried  at  value.   Securities   addition,  restricted  securities  may
listed on an exchange or quoted on a exhibit greater price volatility than national market system are valued at securities for which secondary markets
the last  sales  price as of 4:00 p.m.   exist.
Eastern Time. Other securities  traded
in  the  over-the-counter  market  and   Dividend Distributions
listed securities for which no sale The Funds may declare and distribute was reported on that date are valued dividends from net investment income at the most recent bid price. (if any) quarterly. Distributions from capital  gains (if any) are  generally


                                                                    (Continued)

Capital Management Funds

Notes to Financial Statements
________________________________________________________________________________


declared and distributed annually. The    2.   Agreements
Funds  may  also  make a  supplemental
distribution  subsequent to the end of    Advisor
its fiscal year.                          The Funds pay a monthly  advisory  fee
                                          to Capital Management Associates, Inc.
Estimates                                 (the "Advisor") based upon the average
The     preparation    of    financial    daily  net  assets  of  the  Fund  and
statements in conformity with calculated at the annual rates as accounting principles generally shown in the schedule provided below.
accepted  in  the  United   States  of    The   Advisor    has   entered    into
America requires management to make contractual agreements ("Expense estimates and assumptions that affect Limitation Agreement") with the Funds the amount of assets, liabilities, under which it has agreed to waive or expenses and revenues reported in the reduce its fees and to assume other financial statements. Actual results expenses of the Funds, if necessary,
could differ from those estimates.        in amounts that limit the Funds' total
                                          operating   expenses   (exclusive   of
Federal Income Taxes                      interest,  taxes,  brokerage  fees and
The Funds are considered personal commissions, extraordinary expenses, holding companies as defined under and payments, if any, under a Rule
Section  542 of the  Internal  Revenue    12b-1   Plan)  to  not  more   than  a
Code  since  50% of the  value  of the    specified  percentage  of the  average
Funds'  shares were owned  directly or    daily net  assets of the Funds for the
indirectly by five or fewer current period. There can be no individuals at certain times during assurance that the Expense Limitation the last half of the year. As a Agreement will continue in the future. personal holding company, the Funds Subject to approval by the Board of are subject to federal income taxes on Trustees, the Advisor may be able to
undistributed personal holding company    recoup   fees   waived  and   expenses
income  at  the   maximum   individual    assumed  during  any of  the  previous
income  tax  rate.  No  provision  for    five fiscal years, provided the Funds'
income taxes is included in the assets exceed $10 million and the accompanying financial statements, as Funds have reached a sufficient asset the Funds intend to distribute to size to permit such reimbursement to shareholders all taxable investment be made without causing the total income and realized gains and annual expense ratios of the Funds to otherwise comply with Subchapter M of exceed the percentage limits stated in the Internal Revenue Code applicable the schedule provided below. The
to regulated investment companies.        expense  limitation  percentages,   as
                                          well as the  Advisory  fees waived and
Indemnifications                          expenses  reimbursed  for the  current
Under   the   Funds'    organizational    period,  are  included in the schedule
documents,  its  officers and Trustees    below.
are   indemnified    against   certain
liabilities   arising   out   of   the    Administrator
performance  of  their  duties  to the    The Funds pay a monthly administration
Funds. In addition, in the normal fee to The Nottingham Company (the course of business, the Funds enter "Administrator") based upon the into contracts with their vendors and average daily net assets of the others that provide for general respective share class and calculated
indemnifications.  The Funds'  maximum    at the  annual  rates  as shown in the
exposure under these arrangements is table on the following page. The unknown, as this would involve future Administrator also receives a fee to
claims  that may be made  against  the    procure and pay the  custodian for the
Funds.  The Funds  expect  the risk of    Funds,   additional  compensation  for
loss to be remote.                        fund   accounting  and   recordkeeping
                                          service  and  additional  compensation
                                          for certain  costs  involved  with the
                                          daily  valuation of securities  and as
                                          reimbursement     for    out-of-pocket
                                          expenses. A breakdown of these fees is
                                          provided on the schedule listed on the
                                          following page.

------------------------------------------------------------------------------------------------------------------------------------
      Advisor Fees                       Expense Limitation Ratio              Advisor Fees Waived          Expenses Reimbursed
                                                 Mid-Cap      Small-Cap       Mid-Cap      Small-Cap      Mid-Cap      Small-Cap
  Average Net Assets    Rate                       Fund          Fund          Fund          Fund          Fund         Fund
------------------------------------------------------------------------------------------------------------------------------------
  First $100 million     1.00%  Institutional     1.50%         1.50%        $89,307       $78,467          $0          $33,020
   Next $150 million     0.90%       Investor     2.25%         2.25%
  Next  $250 million     0.85%
   Over $500 million     0.80%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        (Continued)

Capital Management Funds

Notes to Financial Statements
________________________________________________________________________________

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Fund Accounting
       Administration Fees (1)                  Custody Fees                 Fund                   Asset Based Fees
                                                                          Accounting                                    Blue Sky
   Average Net             Annual         Average Net          Annual       Fees         Average Net    Annual       Administration
      Assets                Rate            Assets              Rate      (monthly)         Assets        Rate       Fees (annual)
------------------------------------------------------------------------------------------------------------------------------------
First $50 million           0.125%       First $100 Million      0.02%      $2,250       All Assets      0.01%      $150 per state
Next $50 million            0.100%        Over $100 Million     0.009%     $750 (2)
Over $100 million           0.075%
------------------------------------------------------------------------------------------------------------------------------------
(1) Subject to minimum  fees of $2,000 per month.
(2) The Fund pays $2,250 per month for the  initial  class of shares and $750 per month for each additional class of shares.


Compliance Services
The  Nottingham  Compliance  Services,    the   Plan,   for   payment   to   the
LLC, a fully  owned  affiliate  of the    Distributor  and others for items such
Nottingham Company,  provides services    as   advertising   expenses,   selling
which   assists  the   Trust's   Chief    expenses, commissions, travel or other
Compliance  Officer in monitoring  and    expenses reasonably intended to result
testing the policies and procedures of    in sales  of  Investor  Shares  of the
the Trust in relation to  requirements    Funds   or   support    servicing   of
under Rule 38a-1 of the Securities and    shareholder       accounts.       Such
Exchange   Commission.   It   receives    expenditures  incurred as service fees
compensation  for this  service  at an    may not exceed  0.25% per annum of the
annual rate of $3,875 per Fund.           Investor  Shares'  average  daily  net
                                          assets.  The Funds incurred $3,515 and
Transfer Agent                            $1,137,   for  the  Mid-Cap  Fund  and
North Carolina  Shareholder  Services,    Small-Cap   Fund,   respectively,   in
LLC   ("Transfer   Agent")  serves  as    distribution  and  service  fees under
transfer,    dividend   paying,    and    the  Plan  with  respect  to  Investor
shareholder  servicing  agent  for the    Shares  for  the  fiscal   year  ended
Funds.  It receives  compensation  for    November 30, 2005.  For the  Small-Cap
its  services  based  upon  a $15  per    Fund, the  Distributor has voluntarily
shareholder  per  year,  subject  to a    waived a portion of its fee  amounting
minimum fee of $1,500 per month,  plus    to $735.
$500 per  month  for  each  additional
class of shares.                          4.   Purhases and Sales of  Investment
                                               Securities
Distributor
Shields & Company (the  "Distributor")    For the fiscal year ended November 30,
serves   as   the   Fund's   principal    2005,  the aggregate cost of purchases
underwriter   and   distributor.   The    and proceeds  from sales of investment
Distributor receives any sales charges    securities    (excluding    short-term
imposed  on  purchases  of shares  and    securities) were as follows:
re-allocates a portion of such charges
to dealers  through  whom the sale was    ---------------------------------------------------
made,  if  any.  For the  fiscal  year                      Purchases of        Proceeds from
ended    November   30,   2005,    the               Fund     Securities  Sales of Securities
Distributor  retained sales charges in    ---------------------------------------------------
the  amounts  of $54  and  $4 for  the       Mid-Cap Fund    $8,388,852          $10,070,457
Mid-Cap   Fund  and   Small-Cap   Fund    ---------------------------------------------------
Respectively.                              Small-Cap Fund    $1,611,267           $3,866,681
                                          ---------------------------------------------------
Certain  Trustees  and officers of the
Trust are also officers of the Advisor    There  were no  purchases  or sales of
or the Distributor.                       long-term U.S. Government  Obligations
                                          during the period  ended  November 30,
3.   Distribution and Service Fees        2005.

The Trustees,  including a majority of
the Trustees  who are not  "interested
persons"  of the Trust as  defined  in
the Act,  adopted a distribution  plan
with  respect to the  Investor  Shares
pursuant to Rule 12b-1 of the Act (the
"Plan").   Rule  12b-1  regulates  the
manner in which a regulated investment
company    may    assume    costs   of
distributing  and  promoting the sales
of its  shares  and  servicing  of its
shareholder    accounts.    The   Plan
provides  that  the  Funds  may  incur
certain  costs,  which may not  exceed
0.75% per annum of the  average  daily
net assets of Investor Shares for each
year elapsed subsequent to adoption of


                                                                    (Continued)

Capital Management Funds

Notes to Financial Statements
________________________________________________________________________________

5.   Federal Income Tax

The tax components of capital shown in    against  income and gains  realized in
the   table   below   represent:   (1)    future  years,   and  (3)   unrealized
distribution  requirements  the  Funds    appreciation    or   depreciation   of
must  satisfy  under  the  income  tax    investments  for  federal  income  tax
regulations,  (2) losses or deductions    purposes, as of November 30, 2005. For
the   Funds  may  be  able  to  offset    the year  ended,  November  30,  2005,
                                          there  were  no  accumulated   capital
                                          losses.

--------------------------------------------------------------------------------------------------------------------------------
                                     Undistributed           Undistributed     Other Book to Tax
                      Fund          Long-Term Gains         Ordinary Income           Differences           Net Tax Appreciation
--------------------------------------------------------------------------------------------------------------------------------
              Mid-Cap Fund              $1,030,647                $129,082                    $0                     $2,431,048
--------------------------------------------------------------------------------------------------------------------------------
            Small-Cap Fund                $262,973                      $0                    $0                     $1,834,226
--------------------------------------------------------------------------------------------------------------------------------

The aggregate cost of investments  and    2005  are  noted  below.  The  primary
the    composition    of    unrealized    difference   between   book   and  tax
appreciation   and   depreciation   of    appreciation    or   depreciation   of
investment   securities   for  federal    investments    is   wash   sale   loss
income tax purposes as of November 30,    deferrals.


--------------------------------------------------------------------------------------------------------------------------------
                                                                                   Aggregate Gross    Aggregate Gross Unrealized
                             Fund              Federal Tax Cost            Unrealized Appreciation                  Depreciation
--------------------------------------------------------------------------------------------------------------------------------
                     Mid-Cap Fund                   $10,492,956                        $2,512,688                     ($81,640)
                   Small-Cap Fund                    $4,252,360                        $1,844,828                     ($10,602)
--------------------------------------------------------------------------------------------------------------------------------

6.       Capital Share Transactions

------------------------------------------ -------------------------------------------------------------------------------------
    For the Periods and Fiscal Years ended:                                   Mid-Cap Fund
                                                    Institutional Shares                          Investor Shares
                                             November 30,           November 30,          November 30,          November 30,
                                                 2005                  2004                  2005                 2004
------------------------------------------ -------------------- --------------------- -------------------- ---------------------
Transactions in Fund Shares
        Shares sold                                    26,747               174,750                1,678                   662
        Reinvested distributions                       39,064                     -                1,848                     -
        Shares repurchased                            (34,172)              (81,576)              (7,063)               (4,948)
Net Increase (Decrease) in Capital Share
Transactions                                           31,639                93,174               (3,537)               (4,286)
Shares Outstanding, Beginning of Year                 642,440               549,266               27,571                31,857
Shares Outstanding, End of Year                       674,079               642,440               24,034                27,571
------------------------------------------ -------------------- --------------------- -------------------- ---------------------

------------------------------------------ -------------------------------------------------------------------------------------
    For the Periods and Fiscal Years ended:                                  Small-Cap Fund
                                                    Institutional Shares                          Investor Shares
                                             November 30,           November 30,          November 30,          November 30,
                                                 2005                   2004                  2005                 2004
------------------------------------------ -------------------- --------------------- -------------------- ---------------------
Transactions in Fund Shares
        Shares sold                                    57,456               238,740                3,372                     -
        Reinvested distributions                            -                 2,843                    -                    75
        Shares repurchased                               (688)              (15,265)                   -                     -
Net Increase in Capital Share Transactions             56,768               226,318                3,372                    75
Shares Outstanding, Beginning of Year                 406,257               179,939                6,239                 6,164
Shares Outstanding, End of Year                       463,025               406,257                9,611                 6,239
------------------------------------------ -------------------- --------------------- -------------------- ---------------------

Capital Management Funds

Additional Information (Unaudited)
________________________________________________________________________________


1.  Approval  of  Investment  Advisory   among the  Funds'  service  providers,
Agreement                                and its  efforts to promote the Funds,
                                         grow the Funds' assets,  and assist in
Capital Management Associates, Inc. the distribution of Fund shares. The ("Advisor") supervises the investments Board noted that the Trust's principal of the Capital Management Mid-Cap Fund executive officer, principal financial and the Capital Management Small-Cap officer, president, and vice president Fund ("Funds") pursuant to Investment are employees of the Advisor and Advisory Agreements. During the Funds' served the Trust without additional most recent fiscal half-year, the compensation. The Board also noted
Investment Advisory Agreements came up that the Trust's chief compliance for renewal. The Board unanimously officer is an employee of the Advisor. approved the renewal of the Investment After reviewing the foregoing Advisory Agreements for the Funds for information and further information in another year at the Board's Annual the Advisor Memorandum (e.g.,
Meeting on November 15, 2005.            descriptions    of    the    Advisor's
                                         business, the Funds' and the Advisor's
At the meeting, Trust Counsel compliance programs, and the Advisor's ("Counsel") reviewed with the Board a Form ADV), the Board concluded that memorandum from Counsel dated October the nature, extent, and quality of the 26, 2005 and addressed to the Trustees services provided by the Advisor were that summarized the Board's fiduciary satisfactory and adequate for each of
duties   and    responsibilities    in   the Funds.
reviewing and approving the Investment
Advisory Agreements for the Funds. (ii) Considering the investment Counsel discussed with the Board's performance of the Funds and the independent trustees ("Independent Advisor. In this regard, the Board Trustees") the types of information compared the short and long-term
and factors that should be reviewed by   performance  of  each  Fund  with  the
the Board and their responsibilities performance of its benchmark index, in making an informed decision comparable funds with similar
regarding    the   approval   of   the   objectives  and size  managed by other
continuation    of   the    Investment   investment  advisors,  and  comparable
Advisory Agreements.                     peer group indices (e.g.,  Morningstar
                                         category  averages).  The  Board  also
The Advisor then reviewed with the considered the consistency of the Board its response to a memorandum Advisor's management of the Funds with from Counsel dated September 30, 2005 each Fund's investment objective and and addressed to the Advisor that policies. After reviewing the short contained information relating to the and long-term investment performance continuation of the Investment of the Funds, the Advisor's experience Advisory Agreement ("Advisor managing the Funds and other advisory Memorandum"). The Advisor reviewed its accounts, the Advisor's historical
Form  ADV,  experience,  profitability   investment   performance,   and  other
with respect to the Funds, financial factors, the Board concluded that the strength, financial capability, its investment performance of each Fund
services  to  the  Funds,  comparative   and the Advisor were satisfactory.
expense  ratio  information  for other
mutual funds with strategies similar (iii) Considering the costs of the to those of the Funds, and other services to be provided and profits to information contained in its Advisor be realized by the Advisor and its
Memorandum.                              affiliates from the relationship  with
                                         the Funds.  In this regard,  the Board
In  deciding  whether to  approve  the   considered  the  Advisor's   staffing,
continuation of the Investment personnel, and methods of operating; Advisory Agreements between the Trust the education and experience of the and the Advisor, with respect to the Advisor's personnel; the Advisor's Funds, the Trustees considered compliance policies and procedures; numerous factors, including the the financial condition of the
following:                               Advisor,  and the level of  commitment
                                         to the  Funds and the  Advisor  by the
(i) Considering the nature, extent, principals of the Advisor; the asset and quality of the services provided levels of the Funds; and the overall by the Advisor. In this regard, the expenses of the Funds, including
Board considered the  responsibilities   certain    prior   fee   waivers   and
the  Advisor   would  have  under  its   reimbursements   by  the   Advisor  on
Investment Advisory Agreements. The behalf of the Funds and the nature and Board reviewed the services being frequency of advisory fee payments.
provided  by the  Advisor to each Fund   The  Board   reviewed  the   financial
including,   without  limitation,  the   statements   for   the   Advisor   and
quality of its investment advisory discussed the financial stability and services since each Fund's inception profitability of the firm. The Board
(including         research        and   reviewed    each    Fund's     Expense
recommendations with respect to Limitation Agreement with the Advisor, portfolio securities), its procedures and discussed the Advisor's prior fee
for       formulating       investment   waivers  under the Expense  Limitation
recommendations and assuring Agreement in detail, including the compliance with each Fund's investment nature and scope of cost allocation
objectives   and   limitations,    its   for such fees.
coordination of services for the Funds

Capital Management Funds

Additional Information (Unaudited)
________________________________________________________________________________

The Board also considered potential from economies of scale under the benefits for the Advisor in managing Funds' agreements with service the Funds, including promotion of the providers other than the Advisor. Advisor's name, the ability for the Following further discussion of the Advisor to place small accounts into Funds' asset levels, expectations for the Funds, and the potential for the growth, and levels of fees, the Board
Advisor to generate soft dollars from determined that, at the Funds' current certain of the Funds' trades that may and projected asset levels, each benefit the Advisor's other clients as Fund's fee arrangements were fair and well, though it was noted that the reasonable in relation to the nature
Funds  currently  have no soft  dollar    and  quality  of  the  services  to be
arrangements.  The Board then compared    provided by the Advisor.
the fees  and  expenses  of each  Fund
(including the management fee) to (v) Considering brokerage and other funds comparable to the Fund in portfolio transactions. In this terms of the type of fund, the style regard, the Board considered the of investment management, the size of Advisor's standards and performance in the fund, and the nature of its utilizing those standards to seek best investment strategy, among other execution for Fund portfolio factors. With respect to the Capital transactions, including the use of Management Mid-Cap Fund, the Board alternative markets (e.g., direct determined that the Fund's management purchases from issuers or underwriters fee and net expense ratio were lower or, as to equity securities, "third
than some comparable  funds and higher    market"  for  listed   securities  and
than  others,  but that the Fund's net    principal     market     makers    for
expense ratio was lower than the over-the-counter securities). The industry average. The Board noted that Board also considered the anticipated the size of the Fund was much smaller portfolio turnover rate for each Fund; than the industry average. With the process by which evaluations are respect to the Capital Management made of the overall reasonableness of
Small-Cap  Fund, the Board  determined    commissions paid; the method and basis
that  the  Fund's  management  fee was    for  selecting  and   evaluating   the
higher than or equal to the comparable    broker-dealers  used; any  anticipated
funds and that the Fund's net  expense    allocation  of  portfolio  business to
ratio  was  lower  than  some  of  the    persons  affiliated  with the Advisor;
comparable funds and higher than and the opportunities for the Advisor others. The Board further determined to recapture brokerage or related fees that the Fund's net expense ratio was (e.g. tender offer fees, underwriting lower than the industry average. The fees, etc.) and credit them against Board noted that the size of the Fund Fund expenses. The Board examined the was much smaller than the industry reasonableness of the commissions of average. Following this comparison and Shields and Company, an affiliate of upon further consideration and the Advisor, compared to industry
discussion of the foregoing, the Board    standards  as related to the  services
concluded that the fees to be paid to provided. After further review and the Advisor by each Fund were fair and discussion, the Board determined that reasonable in relation to the nature the Advisor's practices regarding and quality of the services to be brokerage and portfolio transactions
provided by the Advisor.                  were satisfactory.

(iv) Considering the extent to which (vi) Considering possible conflicts of economies of scale would be realized interest. In evaluating the as the Funds grow and whether advisory possibility for conflicts of interest, fee levels reflect these economies of the Board considered such matters as scale for the benefit of the Funds' the experience and ability of the investors. In this regard, the Board advisory personnel assigned to each considered that each Fund's fee Fund; the basis of decisions to buy or arrangements with the Advisor involved sell securities for the Funds and/or both the management fee and an Expense the Advisor's other accounts; the Limitation Agreement. The Board noted method for bunching of portfolio
that the Funds utilize  breakpoints in    securities   transactions;   and   the
their  management  fee  schedules  and    substance  and  administration  of the
determined     that     the     Funds'    Advisor's  code of  ethics.  Following
shareholders would benefit from further consideration and discussion, economies of scale as the Funds grow. the Board indicated that the Advisor's
The Board also noted that the Funds' standards and practices relating to shareholders had experienced benefits the identification and mitigation of from each Fund's Expense Limitation potential conflicts of interests were
Agreement  and  determined  that  each    satisfactory.
Fund's   shareholders   would   likely
continue to experience benefits from Based upon all of the foregoing the Expense Limitation Agreements considerations, the Board, including a until that Fund's assets grew to a majority of the Trust's Independent level where that Fund's expenses fell Trustees, approved the renewal of the below the cap set by the Expense Investment Advisory Agreements for the
Limitation  Agreement  and the Advisor    Funds.
began  receiving  its  full  fee.  The
Board    noted    that   the    Funds'
shareholders would continue to benefit

Capital Management Funds

Additional Information (Unaudited)
________________________________________________________________________________

2.   Proxy Voting  Policies and Voting    4.   Officers and Trustees
     Record
                                          The  business and affairs of each Fund
A copy of the Trust's Proxy Voting and and the Trust are managed under the Disclosure Policy and the Advisor's direction of the Trustees. Information Proxy Voting and Disclosure Policy are concerning the Trustees and officers included as Appendix B to the Funds' of the Trust and each Fund is set
Statement of Additional Information forth below. Generally, each Trustee and is available, without charge, upon and officer serves an indefinite term request, by calling 1-800-773-3863. or until certain circumstances such as Information regarding how the Funds their resignation, death, or otherwise voted proxies relating to portfolio as specified in the Trust's securities during the most recent organizational documents. Any Trustee 12-month period will be available (1) may be removed at a meeting of without charge, upon request, by shareholders by a vote meeting the calling the Funds at the number above requirements of the Trust's and (2) on the SEC's website at organizational documents. The
http://www.sec.gov.                       Statement  of  Additional  Information
                                          for  each  Fund  includes   additional
3.   Quarterly Portfolio Holdings         information  about  the  Trustees  and
                                          officers  and  is  available,  without
The Funds file their complete schedule charge, upon request by calling the of portfolio holdings with the SEC for Funds toll-free at 1-888-626-3863. The the first and third quarters of each address of each Trustee and officer, fiscal year on Form N-Q. The Funds' unless otherwise indicated below, is Forms N-Q are available on the SEC's 116 South Franklin Street, Rocky website at http://www.sec.gov. You may Mount, North Carolina 27804. The review and make copies at the SEC's Independent Trustees received
Public Reference Room in Washington, aggregate compensation of $4,550 D.C. You may also obtain copies after during the fiscal year ended November paying a duplicating fee by writing 30, 2005 from each Fund for their the SEC's Public Reference Section, services to each Fund and the Trust. Washington, D.C. 20549-0102 or by The Interested Trustees and officers
electronic          request         to    did not receive  compensation from the
publicinfo@sec.gov,  or is  available,    Funds for their  services to the Funds
without  charge,   upon  request,   by    and the Trust.
calling  the  fund at  1-800-773-3863.
Information  on the  operation  of the
Public  Reference Room may be obtained
by calling the SEC at 202-942-8090.

-------------------------- ------------- ---------- --------------------------------------- ---------------- -----------------------

                                                                                               Number of
                                                                                             Portfolios in
                           Position(s)   Length                                               Fund Complex
        Name, Age,          held with    of Time           Principal Occupation(s)            Overseen by      Other Directorships
        and Address         Fund/Trust    Served             During Past 5 Years                Trustee          Held by Trustee
-------------------------- ------------- ---------- --------------------------------------- ---------------- -----------------------
                                                       Independent Trustees
-------------------------- ------------- ---------- --------------------------------------- ---------------- -----------------------
Lucius E. Burch, III, 64   Trustee       Since      Chairman and Chief  Executive  Officer         2                  None
                                         12/94      (since   1982)  of  Burch   Investment
                                                    Group,     formerly    Massey    Burch
                                                    Investment    Group,   Inc.   (venture
                                                    capital firm)
-------------------------- ------------- ---------- --------------------------------------- ---------------- -----------------------
George S. Reichenbach, 76  Trustee       Since      General Partner (since 2003) of Braemar         2                  None
                                         11/98      Partners,  LLC (venture  capital  firm)
                                                    Consultant    (1989-2004)   of   Advent
                                                    International    Corporation   (venture
                                                    capital firm);  Director (1999-2004) of
                                                    QuestAir (fuel cell equipment company)


-------------------------- ------------- ---------- --------------------------------------- ---------------- -----------------------
Anthony J. Walton, 63      Trustee       Since      Vice Chairman  (Since 2005) of Standard         2                  None
                                         12/94      Americas    Chartered    Bank   (bank);
                                                    Managing   Director   (since  2005)  of
                                                    Econban Finance, LLC (investment bank);
                                                    Member (2000-2004) of McFarland Dewey &
                                                    Company,   LLC   (investment   banker);
                                                    previously,   Chief  Executive  Officer
                                                    (1995-1999)   of   Armstrong   Holdings
                                                    Corporation   (private  investment  and
                                                    corporate finance advisory firm)
-------------------------- ------------- ---------- --------------------------------------- ---------------- -----------------------

Capital Management Funds

Additional Information (Unaudited)
________________________________________________________________________________

------------------------------------------------------------------------------------------------------------------------------------
                                                       Interested Trustees*
-------------------------- ------------- ---------- --------------------------------------- ---------------- -----------------------
David V. Shields, 66**     Trustee       Since      Director   (since   1982)  of  Capital         2
Shields & Company                        12/94      Management      Associates,       Inc.                            None
140 Broadway Street                                 (investment   advisor  to  the  Fund);
44th Floor                                          President   and   Managing    Director
New York, NY  10005                                 (since  1982)  of  Shields  &  Company
                                                    (broker/dealer  and distributor to the
                                                    Fund)
-------------------------- ------------- ---------- --------------------------------------- ---------------- -----------------------
Joseph V. Shields, Jr.,    Chairman      Since      Chairman and Chief  Executive  Officer         2         Chairman  of  Board  of
66**                       and Trustee   12/94      (since  1982)  of  Capital  Management                   Trustees  -  BBH  Trust
Shields & Company                                   Associates,    Inc.;    Chairman   and                   for  the 12  series  of
140 Broadway Street                                 Managing   Director  (since  1982)  of                   the  trust  (registered
44th Floor                                          Shields & Company                                        investment  companies);
New York, NY  10005                                                                                          Director  (since  1989)
                                                                                                             of Flowers  Industries,
                                                                                                             Inc.  (food   company);
                                                                                                             Vice  Chairman of Board
                                                                                                             of   Trustees    (since
                                                                                                             1995)   of   New   York
                                                                                                             Racing     Association,
                                                                                                             Inc.
------------------------------------------------------------------------------------------------------------------------------------
* Basis of  Interestedness.  David V. Shields and Joseph V. Shields, Jr. are Interested Trustees  because  they are  officers  and principal  owners of Capital  Management Associates,  Inc.,  the Fund's investment  advisor, and  Shields &  Company,  the Fund's distributor.
**David V. Shields and Joseph V. Shields, Jr. are brothers.
------------------------------------------------------------------------------------------------------------------------------------
                                                          Other Officers
-------------------------- ------------- ---------- --------------------------------------- ---------------- -----------------------
Joseph A. Zock, 52         President     Since      President   (since  1982)  of  Capital        n/a                  n/a
Capital Management         (Principal    11/00      Management   Associates,   Inc.;  Vice
Associates, Inc.           Executive                President of Shields & Company
140 Broadway Street        Officer)
44th Floor
New York, NY  10005
-------------------------- ------------- ---------- --------------------------------------- ---------------- -----------------------
Sarah M. Hunt, 38          Vice          Since      Senior Vice President  (since 2004) of        n/a                  n/a
Capital Management         President     11/00      Capital Management  Associates,  Inc.;
Associates, Inc.           (Principal               previously  Assistant  Vice  President
140 Broadway Street        Financial                (1997-2004)   of  Capital   Management
44th Floor                 Officer  and             Associates, Inc.
New York, NY  10005        Chief
                           Compliance
                           Officer)
-------------------------- ------------- ---------- --------------------------------------- ---------------- -----------------------
Tracey L. Hendricks, 38    Treasurer     Since      Vice     President     of    Financial        n/a                  n/a
                           and           12/2004    Reporting,  Tax,  Internal Audit,  and
                           Assistant                Compliance of The  Nottingham  Company
                           Secretary                (administrator  to  the  Funds)  since
                                                    2004;  previously,  Vice  President of
                                                    Special  Projects  of  The  Nottingham
                                                    Company from 2001 to 2004
-------------------------- ------------- ---------- --------------------------------------- ---------------- -----------------------
Julian G. Winters, 36      Secretary     Since      Vice              President-Compliance        n/a                  n/a
                           and           12/2004    Administration  (since  1998)  of  The
                           Assistant                Nottingham Company
                           Treasurer
-------------------------- ------------- ---------- --------------------------------------- ---------------- -----------------------

(This page was intentionally blank.)

Deloitte


                                                 Deloitte & Touche LLP
                                                 Two World Financial Center
                                                 New York, New York  10281-1414
                                                 USA

                                                 Tel: +1 212 436 2000
                                                 Fax: +1 212 436 5000
                                                 www.us.deloitte.com


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Capital Management Investment Trust and Shareholders of Capital Management Small-Cap Fund and Capital Management Mid-Cap Fund

We have audited the accompanying statement of assets and liabilities of Capital Management Small-Cap Fund and Capital Management Mid-Cap Fund (the "Funds"), including the schedule of investments, as of November 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP


January 19, 2006


                                                       Member of
                                                       Deloitte Touche Tohmatsu

The Capital Management Mutual Funds
are a series of the Capital
Management Investment Trust








For Shareholder Service Inquiries:          For Investment Advisor Inquiries:

Documented:                                 Documented:

NC Shareholder Services                     Capital Management Associates, Inc.
116 South Franklin Street                   140 Broadway
Post Office Drawer 4365                     New York, NY 10005
Rocky Mount, NC 27803-0365

Toll-Free Telephone:

1-888-626-3863

World Wide Web @:

nottinghamco.com








                                             Capital Management
                                               Investment Trust

Item 2.  CODE OF ETHICS.
         --------------

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c) There have been no amendments to any provision of such code of ethics during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver, from any provision of such code of ethics.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 12.(a)(1) below.



Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
         --------------------------------


(a)(1) The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee.


(a)(2)   Not applicable.


(a)(3) The registrant believes that the registrant's current audit committee has sufficient knowledge and experience to meet its obligations as an audit committee of the registrant, but the registrant's Board of Trustees has determined that it would consider naming or finding a qualified candidate who meets the requirements of an audit committee financial expert should there be a need or desire to appoint such a person in the future.



Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
         --------------------------------------

(a) Audit Fees - Audit fees billed for the registrant for each of the last two fiscal years are reflected in the table below. These amounts represent aggregate fees billed by the registrant's independent accountant, Deloitte & Touche LLP ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings.

         ---------------------------------------- --------------- -------------
                      Fund                             2004           2005
         ---------------------------------------- --------------- -------------
         Capital Management Mid-Cap Fund             $11,500        $17,000
         ---------------------------------------- --------------- -------------
         Capital Management Small-Cap Fund           $11,529        $17,000
         ---------------------------------------- --------------- -------------

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended November 30, 2004 and November 30, 2005 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in each of the last two fiscal years for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of each fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

         ---------------------------------------- --------------- -------------
                      Fund                             2004           2005
         ---------------------------------------- --------------- -------------
         Capital Management Mid-Cap Fund              $5,000         $5,125
         ---------------------------------------- --------------- -------------
         Capital Management Small-Cap Fund            $5,000         $5,125
         ---------------------------------------- --------------- -------------

(d) All Other Fees -There were no other fees billed by the Accountant, which were not disclosed in Items (a) through (c) above during the last two fiscal years.


(e)(1) The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.


   (2)   There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.


 (f)     Not Applicable.


 (g) Aggregate non-audit fees billed by the Accountant to the registrant for services rendered during the fiscal years ended November 30, 2004 and

         2005 were $10,000 and $10,250 respectively. There were no non-audit fees billed by the Accountant for services rendered to the registrant's investment advisers, or any other entity controlling, controlled by, or under common control with the registrant's investment advisers.


(h)      Not applicable.





Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
         -------------------------------------

         Not applicable.





Item 6.  SCHEDULE OF INVESTMENTS.
         -----------------------

         A copy of the Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.




Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         -----------------------------------------------------------------

         Not applicable.





Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         ----------------------------------------------------------------

         Not applicable.





Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
         ------------------------------------------------------------------

         Not applicable.





Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
         ---------------------------------------------------

         None.

Item 11. CONTROLS AND PROCEDURES.
         -----------------------

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 12. EXHIBITS.
         --------

(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 12.(a)(1).


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust


By: (Signature and Title)        /s/ Joseph A. Zock
                                 ________________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer


Date: January 25, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        Joseph A. Zock
                                 ________________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer
                                 Capital Management Investment Trust

Date:  January 25, 2006




By:  (Signature and Title)       Sarah M. Hunt
                                 ________________________________
                                 Sarah M. Hunt
                                 Vice President and Principal Financial Officer
                                 Capital Management Investment Trust

Date:  January 25, 2006